PROPERTY, PLANT AND EQUIPMENT - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 54,419	$ 54,700
Additions
Impairment of property, plant and equipment	0	(7)	$ (202)
Ending balance	50,713	54,419	54,700
Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	178,944	195,807
Additions	3,553	8,656
Disposals	(4,549)	(8,260)
Transfer	0	43
Exchange differences	(8,014)	(17,302)
Ending balance	169,934	178,944	195,807
Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(124,525)	(141,107)
Depreciation charge for the year	(4,932)	(4,590)
Impairment of property, plant and equipment	0	(7)
Disposals	4,477	8,179
Transfer	0	(42)
Exchange differences	5,759	13,042
Ending balance	(119,221)	(124,525)	(141,107)
Land
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,016	6,872
Ending balance	5,720	6,016	6,872
Land | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,016	6,872
Additions	0	0
Disposals	0	0
Transfer	0	0
Exchange differences	(296)	(856)
Ending balance	5,720	6,016	6,872
Land | Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	0	0
Depreciation charge for the year	0	0
Impairment of property, plant and equipment	0	0
Disposals	0	0
Transfer	0	0
Exchange differences	0	0
Ending balance	0	0	0
Buildings
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	12,084	13,631
Ending balance	14,992	12,084	13,631
Buildings | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	48,092	52,116
Additions	210	0
Disposals	0	(37)
Transfer	4,038	(45)
Exchange differences	(1,753)	(3,942)
Ending balance	50,587	48,092	52,116
Buildings | Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(36,008)	(38,485)
Depreciation charge for the year	(1,069)	(993)
Impairment of property, plant and equipment	0	0
Disposals	0	36
Transfer	0	45
Exchange differences	1,482	3,389
Ending balance	(35,595)	(36,008)	(38,485)
Building improvement
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,006	2,480
Ending balance	3,123	2,006	2,480
Building improvement | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,837	7,336
Additions	353	6
Disposals	0	0
Transfer	1,280	108
Exchange differences	(272)	(613)
Ending balance	8,198	6,837	7,336
Building improvement | Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(4,831)	(4,856)
Depreciation charge for the year	(438)	(403)
Impairment of property, plant and equipment	0	0
Disposals	0	0
Transfer	0	0
Exchange differences	194	428
Ending balance	(5,075)	(4,831)	(4,856)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	14,240	12,721
Ending balance	22,296	14,240	12,721
Machinery and equipment | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	88,164	100,265
Additions	454	406
Disposals	(3,783)	(7,232)
Transfer	10,637	4,523
Exchange differences	(4,158)	(9,798)
Ending balance	91,314	88,164	100,265
Machinery and equipment | Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(73,924)	(87,544)
Depreciation charge for the year	(2,434)	(2,184)
Impairment of property, plant and equipment	0	(5)
Disposals	3,783	7,170
Transfer	0	0
Exchange differences	3,557	8,639
Ending balance	(69,018)	(73,924)	(87,544)
Motor vehicle and other asset
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,801	2,112
Ending balance	1,530	1,801	2,112
Motor vehicle and other asset | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	5,476	5,969
Additions	298	374
Disposals	(304)	(517)
Transfer	0	88
Exchange differences	(160)	(438)
Ending balance	5,310	5,476	5,969
Motor vehicle and other asset | Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(3,675)	(3,857)
Depreciation charge for the year	(435)	(504)
Impairment of property, plant and equipment	0	0
Disposals	242	505
Transfer	0	(87)
Exchange differences	88	268
Ending balance	(3,780)	(3,675)	(3,857)
Office equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,460	1,223
Ending balance	1,647	1,460	1,223
Office equipment | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	7,547	7,588
Additions	645	761
Disposals	(457)	(474)
Transfer	200	11
Exchange differences	(535)	(339)
Ending balance	7,400	7,547	7,588
Office equipment | Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(6,087)	(6,365)
Depreciation charge for the year	(556)	(506)
Impairment of property, plant and equipment	0	(2)
Disposals	452	468
Transfer	0	0
Exchange differences	438	318
Ending balance	(5,753)	(6,087)	(6,365)
Construction in progress
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	16,812	15,661
Ending balance	1,405	16,812	15,661
Construction in progress | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	16,812	15,661
Additions	1,593	7,109
Disposals	(5)	0
Transfer	(16,155)	(4,642)
Exchange differences	(840)	(1,316)
Ending balance	1,405	16,812	15,661
Construction in progress | Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	0	0
Depreciation charge for the year	0	0
Impairment of property, plant and equipment	0	0
Disposals	0	0
Transfer	0	0
Exchange differences	0	0
Ending balance	$ 0	$ 0	$ 0